Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 03, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 24	£ 6		£ 10
Total	24	6
Associates	1	5
Total	£ 1	£ 5	£ 54